12. SUBSEQUENT EVENTS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011 PPM Member
common stock no par value shares issued	242,500	320,350	76,534
common stock no par value shares issued value	$ 485,000	$ 640,700	$ 153,068
Default Warrants issued	47,500
Default Warrants issued, value	$ 95,000